Preferred Stock - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended		1 Months Ended
	Dec. 31, 2010	Sep. 27, 2013	Sep. 28, 2012	Mar. 20, 2012 Class B Preferred Stock [Member]	Dec. 31, 2010 Class B Preferred Stock [Member]	Sep. 27, 2013 Class B Preferred Stock [Member]
Convertible Preferred Stock Warrants [Line Items]
Preferred stock, shares authorized		10,000,000	10,000,000		34,169,560
Preferred stock, shares issued		0	0		34,169,560
Gross proceeds from issuance of preferred stock					$ 120.0
Net proceeds from issuance of preferred stock					118.7
Warrants issued to purchase common stock	1,281,358
Warrants issued to purchase common stock, price per share	$ 14.05
Warrants expiration date	Dec. 21, 2020
Preferred stock Class A and B conversion on completion of IPO		.25 shares of common stock
Preference payment made to Class B stockholders				60.0
Aggregate fair value of preferred stock						$ 106.4